Borrowing Arrangements - LSA Convertible Note (Details) - LSA Convertible Note (fair value) - TEMPO AUTOMATION INC $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions	$ 12,903
Change in fair value	149
Fair value, ending balance	$ 13,052